Securities	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Securities

NOTE 5:  SECURITIES

Unrealized Securities Gains (Losses)

The following table summarizes the unrealized gains and losses as at January 31, 2021 and October 31, 2020.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)							As at
			January 31, 2021				October 31, 2020
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$13,808	$192	$–	$14,000	$13,967	$160	$(1)	$14,126
Provinces	17,402	310	(10)	17,702	16,342	181	(21)	16,502
U.S. federal, state, municipal governments, and agencies debt	28,419	180	(21)	28,578	32,875	192	(33)	33,034
Other OECD government guaranteed debt	9,736	35	(1)	9,770	10,720	39	(3)	10,756

Mortgage-backed securities	3,515	7	(1)	3,521	3,855	11	(1)	3,865

	72,880	724	(33)	73,571	77,759	583	(59)	78,283
Other debt securities
Asset-backed securities	9,088	29	(22)	9,095	10,051	26	(71)	10,006

Corporate and other debt	9,675	98	(10)	9,763	9,853	79	(37)	9,895

	18,763	127	(32)	18,858	19,904	105	(108)	19,901

Total debt securities	91,643	851	(65)	92,429	97,663	688	(167)	98,184
Equity securities
Common shares	3,647	51	(196)	3,502	2,641	26	(280)	2,387

Preferred shares	304	1	(66)	239	303	–	(91)	212

	3,951	52	(262)	3,741	2,944	26	(371)	2,599
Total securities at fair value through other comprehensive income	$95,594	$903	$(327)	$96,170	$100,607	$714	$(538)	$100,783

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

The Bank designated certain equity securities shown in the following table as equity securities at FVOCI. The designation was made because the investments are held for purposes other than trading.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended
	January 31, 2021	October 31, 2020	January 31, 2021	January 31, 2020
	Fair value		Dividend income recognized
Common shares	$3,502	$2,387	$30	$27

Preferred shares	239	212	3	3
Total	$3,741	$2,599	$33	$30

The Bank disposed of equity securities in line with the Bank’s investment strategy with a fair value of $4 million during the three months ended January 31, 2021 (three months ended January 31, 2020 – $5 million). The Bank realized a cumulative gain (loss) of nil during the three months ended January 31, 2021 and January 31, 2020 on disposal of these equity securities and recognized dividend income of nil during the three months ended January 31, 2021 and January 31, 2020.

Securities Net Realized Gains (Losses)

The following table summarizes the net realized gains and losses for the three months ended January 31, 2021 and January 31, 2020.

Securities Net Realized Gains (Losses)

(millions of Canadian dollars)	For the three months ended
	January 31 2021	January 31 2020
Debt securities at fair value through other comprehensive income	$20	$10

Credit Quality of Debt Securities

The Bank evaluates non-retail credit risk on an individual borrower basis, using both a borrower risk rating and facility risk rating, as detailed in the shaded area of the “Managing Risk” section of the 2020 MD&A. This system is used to assess all non-retail exposures, including debt securities.

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
	January 31, 2021									October 31, 2020
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Debt securities
Investment grade	$299,803	$–	$	n/a	$299,803	$322,842	$–	$	n/a	$322,842
Non-Investment grade	2,591	215		n/a	2,806	2,762	244		n/a	3,006
Watch and classified	n/a	28		n/a	28	n/a	17		n/a	17

Default	n/a	n/a		–	–	n/a	n/a		–	–

Total debt securities	302,394	243		–	302,637	325,604	261		–	325,865

Allowance for credit losses on debt securities at amortized cost	2	–		–	2	2	–		–	2
Debt securities, net of allowance	$302,392	$243		$–	$302,635	$325,602	$261		$–	$325,863

As at January 31, 2021, the allowance for credit losses on debt securities was $8 million (October 31, 2020 – $7 million), comprising $2 million (October 31, 2020 – $2 million) for debt securities at amortized cost (DSAC) and $6 million (October 31, 2020 – $5 million) for debt securities at FVOCI. For the three months ended
January 31, 2021, the Bank reported a provision for credit losses (PCL) of nil (three months ended January 31, 2020 – nil) on DSAC. For the three months ended January 31, 2021, the Bank reported a PCL of $1 million (three months ended January 31, 2020 – nil) on debt securities at FVOCI.